UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0578
Washington, DC 20549	Expires: May 31, 2007
Estimated average burden
hours per response: 21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21077

Registrant Name: PIMCO California Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas, New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas, New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2007

Date of Reporting Period: February 28, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2007 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

CALIFORNIA MUNICIPAL BONDS & NOTES—96.2%
$2,000	ABC Unified School Dist., GO, zero coupon, 8/1/23, Ser. B (FGIC)	Aaa/AAA	$1,004,840
1,000	Alpine Union School Dist., GO, zero coupon, 8/1/24, Ser. B (FSA)	Aaa/AAA	488,390
8,115	Anaheim City School Dist., GO,
	5.00%, 8/1/26, (Pre-refunded @ $101, 8/1/11) (FGIC)(b)	Aaa/AAA	8,667,063
	Assoc. of Bay Area Gov't Finance Auth. Rev., Odd Fellows Home,
5,300	5.20%, 11/15/22	NR/A+	5,593,090
26,000	5.35%, 11/15/32	NR/A+	27,606,800
23,000	Bakersfield, CP, zero coupon, 4/15/21	NR/AAA	12,723,370
2,000	Bay Area Gov't. Assoc. Lease Rev., 5.00%, 7/1/32, Ser. 2002-1 (AMBAC)	Aaa/AAA	2,104,220
1,945	Bay Area Gov't. Assoc., Windmere Ranch Dist. 99-1, Special Assessment,
	6.30%, 9/2/25	NR/NR	2,088,152
1,085	Capistrano Unified School Dist., Community Fac. Dist., Special Tax,
	5.70%, 9/1/20, (Pre-refunded @ $102, 9/1/09) (b)	NR/NR	1,159,442
1,090	Cathedral City Cove Improvements Dist. 04-02, Special Assessment, 5.00%, 9/2/30	NR/NR	1,103,603
2,300	Ceres Unified School Dist., GO, zero coupon, 8/1/27 (FGIC)	Aaa/AAA	757,137
	Chula Vista Community Facs. Dist., Special Tax,
3,000	5.125%, 9/1/36	NR/NR	3,073,590
1,825	6.15%, 9/1/26	NR/NR	1,949,867
4,380	6.20%, 9/1/33	NR/NR	4,679,242
	Chula Vista, Special Tax, (Pre-refunded @ $102, 9/1/10) (b),
1,160	6.05%, 9/1/25	NR/NR	1,273,286
2,500	6.10%, 9/1/32	NR/NR	2,748,200
	Clovis Unified School Dist., GO, Ser. B (FGIC),
2,000	zero coupon, 8/1/23	Aaa/AAA	1,012,940
3,535	zero coupon, 8/1/25	Aaa/AAA	1,633,099
2,500	zero coupon, 8/1/27	Aaa/AAA	1,053,525
1,410	Community College Financing Auth. Lease Rev., 5.00%, 8/1/27, Ser. A (AMBAC)	Aaa/AAA	1,491,385
	Corona-Norco Unified School Dist., Public Financing Auth., Special Tax, Ser. A,
1,110	5.10%, 9/1/25 (AMBAC)	Aaa/AAA	1,164,057
210	5.55%, 9/1/15	NR/NR	214,473
305	5.65%, 9/1/16	NR/NR	311,917
160	5.75%, 9/1/17	NR/NR	164,077
530	6.00%, 9/1/20	NR/NR	544,930
1,000	6.00%, 9/1/25	NR/NR	1,029,120
4,150	6.10%, 9/1/32	NR/NR	4,284,377
10,000	Coronado Community Dev. Agcy., Tax Allocation, 4.875%, 9/1/35 (AMBAC)(h)	NR/NR	10,114,800
2,800	Cotati Redev. Agcy., Tax Allocation, 5.00%, 9/1/31, Ser. A (MBIA)	Aaa/AAA	2,901,192
3,000	Dinuba Financing Auth. Lease Rev., 5.10%, 8/1/32 (MBIA)	Aaa/AAA	3,176,070
3,475	Educational Facs. Auth. Rev.,
	Loyola Marymount Univ., zero coupon, 10/1/34 (MBIA)	Aaa/NR	1,060,848
2,000	Woodbury Univ., 5.00%, 1/1/36	Baa3/BBB-	2,071,880
4,520	Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax,
	4.75%, 12/1/33 (MBIA)	Aaa/AAA	4,696,642
	Empire Union School Dist., Special Tax (AMBAC),
1,560	zero coupon, 10/1/30	Aaa/AAA	557,918
1,265	zero coupon, 10/1/32	Aaa/AAA	412,542
1,000	Escondido Union School Dist., GO, zero coupon, 8/1/27 (FSA)	Aaa/AAA	417,220
2,440	Eureka Union School Dist., GO, zero coupon, 8/1/27 (FSA)	Aaa/AAA	1,018,017
	Foothill Eastern Corridor Agcy. Toll Road Rev.,
7,100	zero coupon, 1/1/25, Ser. A	Aaa/AAA	3,349,567
3,270	zero coupon, 1/1/26, Ser. A	Aaa/AAA	1,476,307
1,500	zero coupon, 1/15/27 (MBIA-IBC)	Aaa/AAA	1,474,635
3,780	zero coupon, 1/1/28, Ser. A	Aaa/AAA	1,555,546
17,860	zero coupon, 1/1/30, Ser. A	Aaa/AAA	6,688,749

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2007 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
$400	Franklin-McKinley School Dist., GO,
	5.00%, 8/1/27, Ser. B, (Pre-refunded @ $100, 8/1/13) (FSA)(b)	Aaa/AAA	$432,956
1,440	Fremont Community Facs. Dist. No. 1, Special Tax, 5.30%, 9/1/30	NR/NR	1,476,389
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev., Ser. 2003-A-1,
10,000	5.00%, 6/1/35, Ser. A (FGIC)(h)	Aaa/AAA	10,630,400
45,000	5.00%, 6/1/38, Ser. A (FGIC)(h)	Aaa/AAA	47,772,450
12,598	5.00%, 6/1/45, Ser. A (AMBAC-TCRS)(h)	Aaa/AAA	13,283,665
6,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)(h)	Aaa/AAA	6,326,760
11,700	6.25%, 6/1/33	Baa3/BBB	13,151,619
36,200	6.75%, 6/1/39	Baa3/BBB	41,645,566
	Health Facs. Finance Auth. Rev.,
4,000	Adventist Health System, 5.00%, 3/1/33	NR/A	4,127,240
	Catholic Healthcare West,
495	5.00%, 7/1/28	A2/A	504,058
70	5.00%, 7/1/28, (Pre-refunded @ $101, 7/1/08) (b)	A2/A	72,010
2,115	Hope Rehabilitation, 5.375%, 11/1/20 (CA Mtg. Ins.)	NR/A+	2,238,770
1,750	Huntington Beach Community Facs. Dist., Special Tax, 6.30%, 9/1/32	NR/NR	1,808,188
1,045	Industry Urban Dev. Agcy., Transportation Dist. 2, Tax Allocation,
	4.75%, 5/1/21 (MBIA)	Aaa/AAA	1,064,447
200	Infrastructure & Economic Dev. Bank Rev., Bay Area Toll Bridges,
	5.00%, 7/1/36, (Pre-refunded @ $100, 1/1/28) (AMBAC)(b)	Aaa/AAA	229,918
7,000	Irvine Improvement Board Act 1915, Special Assessment, 5.70%, 9/2/26	NR/NR	7,237,090
1,000	Irvine Unified School Dist., Special Tax, 5.125%, 9/1/36, Ser. A	NR/NR	1,026,300
1,900	Jurupa Unified School Dist., GO, zero coupon, 5/1/27 (FGIC)	Aaa/AAA	792,718
2,450	Kings Canyon JT Unified School Dist., GO, zero coupon, 8/1/27 (FGIC)	Aaa/AAA	1,022,189
5,300	Livermore-Amador Valley Water Management Agcy. Rev.,
	5.00%, 8/1/31, Ser. A (AMBAC)	Aaa/AAA	5,531,504
5,935	Long Beach Unified School Dist., GO, 5.00%, 8/1/27, Ser. C (MBIA)	Aaa/NR	6,155,426
	Los Angeles, CP (MBIA),
9,895	5.00%, 2/1/27	Aaa/AAA	10,367,387
2,685	5.00%, 10/1/27, Ser. AU	Aaa/AAA	2,821,962
	Los Angeles Dept. of Power & Water Rev., Ser. A (h),
15,000	4.75%, 7/1/30 (FSA)	Aaa/AAA	15,670,050
30,000	5.00%, 7/1/35 (FSA)	Aaa/AAA	32,126,100
16,950	5.125%, 7/1/41 (FGIC-TCRS)	Aaa/AAA	17,692,240
7,200	Los Angeles Wastewater System Rev., 5.00%, 6/1/30, Ser. A (FGIC)	Aaa/AAA	7,554,168
1,000	Manhattan Beach Unified School Dist., GO, zero coupon, 9/1/25 (FGIC)	Aaa/AAA	456,220
	Manteca Redev. Agcy., Tax Allocation, 5.00%, 10/1/32 (FSA)
7,295	5.00%, 10/1/32 (FSA)	Aaa/AAA	7,733,065
10,000	5.00%, 10/1/36 (AMBAC)(h)	NR/NR	10,644,700
	Manteca Unified School Dist., Special Tax (MBIA),
2,365	zero coupon, 9/1/25	Aaa/AAA	1,069,240
5,330	5.00%, 9/1/29, Ser. C	Aaa/AAA	5,579,604
4,000	Merced Cnty., Juvenile Justice Correctional Fac., CP, 5.00%, 6/1/32 (AMBAC)	Aaa/NR	4,173,680
	Modesto Elementary School Dist. Stanislaus Cnty., GO, Ser. A (FGIC),
2,615	zero coupon, 8/1/23	Aaa/AAA	1,303,316
2,705	zero coupon, 8/1/24	Aaa/AAA	1,287,742
2,000	zero coupon, 5/1/27	Aaa/AAA	835,160
2,150	Modesto High School Dist. Stanislaus Cnty., GO, zero coupon, 8/1/26, Ser. A (FGIC)	Aaa/AAA	939,851
1,000	Modesto Public Financing Auth. Lease Rev., 5.00%, 9/1/29 (AMBAC)	Aaa/AAA	1,026,810
2,385	Monrovia Financing Auth. Lease Rev., Hillside Wilderness Preserve,
	5.125%, 12/1/31 (AMBAC)	Aaa/AAA	2,557,960

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2007 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Montebello Unified School Dist., GO,
$1,500	zero coupon, 8/1/24 (FGIC)	Aaa/AAA	$720,195
1,485	zero coupon, 8/1/24 (FSA)	Aaa/AAA	712,993
2,830	zero coupon, 8/1/25 (FGIC)	Aaa/AAA	1,295,659
2,775	zero coupon, 8/1/27 (FGIC)	Aaa/AAA	1,157,786
4,700	Moreno Valley Unified School Dist. Community Facs. Dist., Special Tax, 5.20%, 9/1/36	NR/NR	4,824,503
2,400	Morgan Hill Unified School Dist., GO, zero coupon, 8/1/23 (FGIC)	Aaa/AAA	1,223,376
1,500	Mountain View-Whisman School Dist., GO,
	5.00%, 6/1/27, Ser. D, (Pre-refunded @ $101, 6/1/12) (MBIA)(b)	Aaa/AAA	1,616,280
1,800	Murrieta Redev. Agcy., Tax Allocation, 5.00%, 8/1/32 (MBIA)	Aaa/AAA	1,906,038
3,245	Newark Unified School Dist., GO, zero coupon, 8/1/26, Ser. D (FSA)	Aaa/AAA	1,405,117
19,805	Oakland, GO, 5.00%, 1/15/32, Ser. A (FGIC)(h)	NR/NR	20,697,809
	Oakland Redev. Agcy., Tax Allocation, (Pre-refunded @ $100, 3/1/13) (b),
1,395	5.25%, 9/1/27	NR/A	1,520,355
2,185	5.25%, 9/1/33	NR/A	2,383,813
1,000	Orange Cnty. Community Facs. Dist. No. 01-1-Ladera Ranch, Special Tax,
	6.00%, 8/15/25, Ser. A, (Pre-refunded @ $101, 8/15/10) (b)	NR/AAA	1,088,630
12,000	Orange Cnty. Sanitation Dist., CP, 5.25%, 2/1/30 (FGIC)	Aaa/AAA	12,909,960
	Palmdale Community Redev. Agcy., Tax Allocation (AMBAC),
1,230	zero coupon, 12/1/30	Aaa/AAA	441,804
1,230	zero coupon, 12/1/31	Aaa/AAA	422,136
1,225	zero coupon, 12/1/32	Aaa/AAA	401,616
	Paradise VY Estates (CA Mtg. Ins.),
5,500	5.125%, 1/1/22	NR/A+	5,803,600
3,875	5.25%, 1/1/26	NR/A+	4,099,401
1,750	Paramount Unified School Dist., GO, zero coupon, 9/1/23, Ser. B (FSA)	Aaa/AAA	876,155
	Perris Public Financing Auth. Rev., Tax Allocation,
1,190	4.75%, 10/1/23, Ser. B (MBIA)	Aaa/AAA	1,250,952
780	5.375%, 10/1/20, Ser. C	NR/BBB+	827,986
1,800	5.625%, 10/1/31, Ser. C	NR/BBB+	1,939,806
10,000	Placentia-Yorba Linda Unified School Dist., CP, 5.00%, 10/1/32 (FGIC)(h)	Aaa/AAA	10,667,000
10,150	Placer Union High School Dist., GO, zero coupon, 8/1/33 (FSA)	Aaa/AAA	3,224,554
	Poway Unified School Dist., Special Tax,
	Community Facs. Dist. No. 6,
2,700	5.125%, 9/1/28	NR/NR	2,779,542
2,300	5.125%, 9/1/28, Area B	NR/NR	2,367,758
1,500	5.50%, 9/1/25	NR/NR	1,543,155
3,000	5.60%, 9/1/33	NR/NR	3,087,330
1,000	6.05%, 9/1/25, Area A	NR/NR	1,064,030
5,500	6.125%, 9/1/33, Area A	NR/NR	5,844,190
	Community Facs. Dist. No. 10,
1,000	5.65%, 9/1/25	NR/NR	1,020,180
2,200	5.70%, 9/1/32	NR/NR	2,242,306
2,000	Rancho Cucamonga Community Facs. Dist., Special Tax, 6.375%, 9/1/31, Ser. A	NR/NR	2,127,020
1,500	Richmond Wastewater Rev., zero coupon, 8/1/30 (FGIC)	Aaa/AAA	559,260
3,510	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	Aaa/AAA	3,692,450
	Riverside Unified School Dist., Community Facs., Dist. No. 15, Special Tax, Ser. A,
1,000	5.15%, 9/1/25	NR/NR	1,031,610
1,000	5.25%, 9/1/30	NR/NR	1,031,690
1,000	5.25%, 9/1/35	NR/NR	1,031,520
	Rocklin Unified School Dist., GO (FGIC),
5,000	zero coupon, 8/1/24	Aaa/AAA	2,400,650
4,000	zero coupon, 8/1/25	Aaa/AAA	1,831,320
4,000	zero coupon, 8/1/26	Aaa/AAA	1,748,560
4,500	zero coupon, 8/1/27	Aaa/AAA	1,877,490
	Roseville Redev. Agcy., Tax Allocation (MBIA),
3,730	5.00%, 9/1/27	Aaa/AAA	3,938,395
3,365	5.00%, 9/1/32	Aaa/AAA	3,544,523
2,115	5.00%, 9/1/33	Aaa/AAA	2,226,757

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2007 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Sacramento City Financing Auth. Rev., Ser. A,
$4,500	5.00%, 12/1/32, (Pre-refunded @ $100, 12/1/12) (FSA)(b)	Aaa/AAA	$4,838,265
4,610	North Natomas CFD No. 2, 6.25%, 9/1/23	NR/NR	4,773,932
12,490	Sacramento Cnty. Airport System Rev., 5.00%, 7/1/32, Ser. A (FSA)	Aaa/AAA	13,040,060
14,350	Sacramento Cnty. Sanitation Dist. Rev.,
	5.00%, 12/1/35, (Pre-refunded @ $100, 12/1/14) (AMBAC)(b)(h)	Aaa/AAA	15,305,997
	San Diego Cnty. Water Auth., CP, Ser. A (MBIA),
8,285	5.00%, 5/1/28	Aaa/AAA	8,762,465
8,000	5.00%, 5/1/29	Aaa/AAA	8,457,200
	San Diego Community Facs. Dist. No. 3, Special Tax, Ser. A,
1,200	5.60%, 9/1/21	NR/NR	1,226,808
800	5.70%, 9/1/26	NR/NR	817,856
2,300	5.75%, 9/1/36	NR/NR	2,354,418
	San Diego Public Facs. Financing Auth. Lease Rev.,
1,000	5.00%, 5/15/29, Ser. A (FGIC)	Aaa/AAA	1,034,400
1,500	Fire & Life Safety Facs., 5.00%, 4/1/32 (MBIA)	Aaa/AAA	1,563,300
14,000	San Diego Public Facs. Financing Auth. Water Rev., 5.00%, 8/1/32 (MBIA)	Aaa/AAA	14,694,820
7,775	San Diego Unified School Dist., GO, 5.00%, 7/1/27, Ser. D (FGIC)(h)	NR/NR	8,285,895
	San Francisco City & Cnty. Airport Community, Int'l Airport Rev., Ser. 2 (MBIA),
5,585	4.50%, 5/1/28	Aaa/AAA	5,625,882
11,585	5.00%, 5/1/32	Aaa/AAA	12,191,011
8,715	5.00%, 5/1/32, (Pre-refunded @ $100, 5/1/12) (b)	Aaa/AAA	9,309,450
10,405	San Joaquin Hills Transportation Corridor Agcy. Toll Road Rev.,
	zero coupon, 1/1/25 (b)	Aaa/AAA	4,908,767
	San Jose, Libraries & Parks, GO,
14,970	5.00%, 9/1/32 (MBIA)(h)	NR/NR	15,761,464
10,190	5.125%, 9/1/31	Aa1/AA+	10,716,619
9,150	San Jose Unified School Dist., GO, 5.00%, 8/1/27, Ser. A (FSA)(h)	NR/NR	9,680,242
	San Juan Unified School Dist., GO (FSA),
1,770	zero coupon, 8/1/23	Aaa/AAA	903,691
6,105	zero coupon, 8/1/26	Aaa/AAA	2,719,961
4,835	San Mateo Foster City School Dist., GO,
	5.10%, 8/1/31, (Pre-refunded @ $101, 8/1/11) (FGIC)(b)	Aaa/AAA	5,183,507
2,300	San Mateo Union High School Dist., GO, zero coupon, 9/1/20 (FGIC)	Aaa/AAA	1,321,603
1,730	San Rafael City High School Dist., GO, 5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	1,815,860
3,280	San Rafael Elementary School Dist., GO, 5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	3,442,786
	Santa Clara Unified School Dist., GO (MBIA),
2,755	5.00%, 7/1/25	Aaa/AAA	2,897,626
2,895	5.00%, 7/1/26	Aaa/AAA	3,042,529
3,040	5.00%, 7/1/27	Aaa/AAA	3,188,717
1,260	Santa Cruz Cnty. Rev., 5.25%, 8/1/32	A3/NR	1,348,528
	Santa Margarita Water Dist., Special Tax,
2,000	6.00%, 9/1/30	NR/NR	2,126,720
3,000	6.25%, 9/1/29	NR/NR	3,197,040
2,000	Santa Monica Community College Dist., GO, zero coupon, 8/1/26, Ser. C (MBIA)	Aaa/AAA	795,260
	Saugus Hart School Facs. Financing Auth., Community Facs. Dist. 00-1, Special Tax,
1,140	6.10%, 9/1/32	NR/NR	1,176,457
2,225	6.125%, 9/1/33	NR/NR	2,296,111
1,000	Shasta Union High School Dist., GO, zero coupon, 8/1/24 (FGIC)	Aaa/AAA	480,130
2,745	South Tahoe JT Powers Parking Financing Auth. Rev., 7.00%, 12/1/27, Ser. A	NR/NR	2,772,285
1,800	Southern Mono Health Care Dist., GO, zero coupon, 8/1/26 (MBIA)	Aaa/AAA	772,056
	State Public Works Board Lease Rev., UCLA Replacement Hospital,
9,605	5.00%, 10/1/22, Ser. A (FSA)	Aaa/AAA	10,129,337
2,095	5.00%, 4/1/26	Aa2/AA-	2,236,769
1,710	State Univ. Rev., 5.00%, 11/1/33, Ser. A (AMBAC)	Aaa/AAA	1,793,055

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2007 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Statewide Community Dev. Auth.,
$3,555	Bentley School Rev., 6.75%, 7/1/32 (a)	NR/NR	$3,854,153
9,700	Jewish Home Rev., 5.50%, 11/15/33 (CA St. Mtg.)	NR/A+	10,528,768
2,770	Kaiser Permanente Rev., 5.50%, 11/1/32, Ser. A	NR/A+	2,952,321
3,000	Live Oak School Rev., 6.75%, 10/1/30	NR/NR	3,157,410
500	Peninsula Project Rev., 5.00%, 11/1/29	NR/NR	503,015
1,170	Wildwood Elementary School, CP, 6.10%, 11/1/15 (a)	NR/NR	1,173,498
	Statewide Financing Auth. Tobacco Settlement Rev.,
1,740	5.625%, 5/1/29	Baa3/NR	1,820,910
20,000	6.00%, 5/1/37 (h)	NR/NR	21,556,000
7,750	Tamalpais Union High School Dist., GO, 5.00%, 8/1/27 (FSA)	Aaa/AAA	8,150,675
	Tobacco Securitization Agcy. Rev.,
4,500	Alameda Cnty., 6.00%, 6/1/42	Baa3/NR	4,855,095
	Fresno Cnty.,
4,045	5.625%, 6/1/23	Baa3/BBB	4,082,578
10,000	6.00%, 6/1/35	Baa3/BBB	10,789,100
7,000	Gold Cnty., zero coupon, 6/1/33	NR/BBB	1,571,500
1,800	Stanislaus Funding, 5.875%, 6/1/43, Ser. A	Baa3/NR	1,909,926
8,000	Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1	Baa3/BBB	8,130,560
995	Tracy Community Facs. Dist., No. 99-2 South Macarthur Area, Special Tax,
	6.00%, 9/1/27	NR/NR	1,029,507
	Univ. Rev. (h),
5,500	4.75%, 5/15/35, Ser. F (FSA)	NR/NR	5,678,915
5,000	4.75%, 5/15/35, Ser. G (FGIC)	NR/NR	5,162,650
5,650	4.75%, 5/15/38 Ser. B	Aa3/AA-	5,791,476
10,000	5.00%, 9/1/27, Ser. O, (Pre-refunded @ $101, 9/1/10) (FGIC)(b)	NR/NR	10,570,400
10,000	Ventura Cnty. Community College Dist., GO, 5.00%, 8/1/27, Ser. A (MBIA)	Aaa/AAA	10,627,400
1,555	Ventura Unified School Dist., GO, 5.00%, 8/1/32, Ser. F (FSA)	Aaa/AAA	1,635,254
2,000	Vernon Electric System Rev., Malburg Generating Station,
	5.50%, 4/1/33, (Pre-refunded @ $100, 4/1/08) (b)	Aaa/NR	2,042,100
	Victor Elementary School Dist., GO, Ser. A (FGIC),
1,125	zero coupon, 8/1/24	Aaa/AAA	540,146
2,410	zero coupon, 8/1/26	Aaa/AAA	1,053,507
1,000	Vista Unified School Dist., GO, zero coupon, 8/1/26, Ser. A (FSA)	Aaa/AAA	437,140
	West Contra Costa Unified School Dist., GO, Ser. A (MBIA),
2,740	5.00%, 8/1/26	Aaa/AAA	2,841,764
2,690	5.00%, 8/1/28	Aaa/AAA	2,789,288
1,890	5.00%, 8/1/31	Aaa/AAA	1,958,418
3,375	Westlands Water Dist. Rev., CP, 5.00%, 9/1/34 (MBIA)	Aaa/AAA	3,548,475
2,000	William S. Hart JT School Financing Auth. Rev., 5.625%, 9/1/34	NR/BBB+	2,134,380
2,110	Yuba City Unified School Dist., GO, zero coupon, 9/1/25 (FGIC)	Aaa/AAA	980,200

	Total California Municipal Bonds & Notes (cost—$839,296,998)		902,517,711

OTHER MUNICIPAL BONDS & NOTES—2.6%
	Iowa—1.7%
16,100	Tobacco Settlement Auth. of Iowa Rev., zero coupon, 6/1/34, Ser. B	Baa3/BBB	16,352,448

	New York—0.4%
3,250	State Dormitory Auth. Rev., Hospital, 6.25%, 8/15/15 (FHA)	Aa2/AAA	3,648,385

	Puerto Rico—0.5%
2,000	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/BBB+	2,124,480
2,505	Public Building Auth. Rev., Gov't Facs., 5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB	2,625,215
			4,749,695

	Total Other Municipal Bonds & Notes (cost—$23,317,847)		24,750,528

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2007 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

CALIFORNIA VARIABLE RATE NOTES (c)(d)(e)—0.2%
$1,500	Modesto Public Financing Auth. Lease Rev., 9.56%, 9/1/29, Ser. 354 (AMBAC)
	(cost—$1,482,671)	Aaa/NR	$1,701,075

OTHER VARIABLE RATE NOTES (e)—0.6%
	Puerto Rico—0.6%
5,300	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (cost—$5,594,111)	Ba1/BBB-	5,709,213

U.S. TREASURY BILLS (f)—0.4%
3,975	4.80%-4.81%, 3/15/07 (cost—$3,967,583)		3,967,583

OPTIONS PURCHASED (g)—0.0%
Contracts
	Put Options—0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
204	strike price $92, expires 3/19/07		1,275
245	strike price $92.25, expires 3/19/07		1,531

	Total Options Purchased (cost—$4,266)		2,806

	Total Investments (cost—$873,663,476)—100.0%		$938,648,916

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

(a)	Private Placement. Restricted as to resale and may not have a readily available market.
(b)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(c)	144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Inverse Floaters - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(e)	Variable Rate Notes - instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 28, 2007.
(f)	All or partial amount segregated as collateral for futures contracts and/or written options.
(g)	Non-income producing.
(h)	Residual Interest Bonds held in trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:

AMBAC - insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins. - insured by California Mortgage Insurance
CA St. Mtg. - insured by California State Mortgage
CP - Certificates of Participation
FGIC - insured by Financial Guaranty Insurance Co.
FHA - insured by Federal Housing Administration
FSA - insured by Financial Security Assurance, Inc.
GO - General Obligation Bond
GTD - Guaranteed
IBC - Insurance Bond Certificate
MBIA - insured by Municipal Bond Investors Assurance
NR - Not Rated
TCRS - Temporary Custodian Receipts

Other Investments:

(1) Futures contracts outstanding at February 28, 2007:

			Market		Unrealized
			Value	Expiration	Appreciation
	Type	Contracts	(000)	Date	(Depreciation)
Long:	Financial Future Euro—90 day, June 2007	261	$61,864	6/18/07	$(139,788)
	Financial Future Euro—90 day, September 2007	251	59,609	9/17/07	(22,913)
	Financial Future Euro—90 day, December 2007	261	62,085	12/17/07	71,588
	Financial Future Euro—90 day, March 2008	261	62,151	3/17/08	143,363
	U.S. Treasury Notes 5 yr. Futures June 2007	960	347,424	6/29/07	647,891
Short:	U.S. Treasury Bond Futures March 2007	(1,265)	(142,945)	3/21/07	1,126,641
	U.S. Treasury Bond Futures June 2007	(1,116)	(126,038)	6/30/07	17,437
	U.S. Treasury Notes 10 yr. Futures June 2007	(576)	(62,550)	6/20/07	(324,000)
					$1,520,219

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

Prior to reaching this conclusion, the principal officers had become aware of matters relating to the Registrant’s participation in certain inverse floater structures that required enhancements to certain controls. The Registrant’s management determined that controls relating to the review and analysis of relevant terms and conditions of certain transfers of securities under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (“SFAS 140”) were not effective.

The Registrant’s Management has taken such further actions as are necessary to revise its disclosure controls and procedures in order to increase the effectiveness of these controls with respect to the accounting treatment of transfers of certain inverse floater transactions. However, as discussed above, the registrant enhanced controls related to the accounting treatment of transfers of certain inverse floater transactions.

(b) In December 2006, the principal executive and financial officers became aware of matters relating to the Registrant’s purchase of certain inverse floating rate obligations that required enhancements to certain controls. The Registrant’s management determined that controls relating to the review and analysis of the relevant contractual terms and conditions of transfers of securities in connection with the purchase of certain inverse floating rate obligations were not effective in identifying whether these transfers qualified for sale accounting under the provisions of SFAS 140. The Registrant’s management has taken such further actions as are necessary to revise its controls and procedures in order to increase the effectiveness of these controls and procedures in identifying such transactions that require accounting treatment under SFAS 140.

Item 3. Exhibits

      (a) Exhibit 99.CERT. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Muni Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 27, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 27, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 27, 2007